Financial Assets Measured at Fair Value Through Other Comprehensive Income - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Fair value model [Member]
		6 Months Ended
		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
At beginning of year		RM 127,618,662	$ 28,547,482	RM 38,368,829
Addition		311,697,010	73,989,843	213,286,384
Reclassification from subsidiary to investment, FVOCI				320,030
Disposals		(11,100,757)	(2,635,069)	(77,345,259)
Fair value adjustment		(624,937)	(148,346)	(45,581,548)
Currency realignment		(424,079)	1,645,643	(1,429,774)
At end of year		427,154,899	$ 101,399,553	127,618,662
Total		8,174,760		4,036,772	$ 1,940,504
Financial assets measured at fair value through other comprehensive income		427,165,899		127,618,662	101,399,553
Treasure Global Inc [Member]
Disclosure of detailed information about financial instruments [line items]
Total				1
Founder Group Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	625,602		4,036,771	148,504
Sagtec Global Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[2]	7,549,158			1,792,000
GlobexUS Holdings Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Total		6,921,300		6,705,600	1,642,961
Sagtec Global Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[2]			7,546,035
Reveillon Group Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3]	284,739,998		108,883,214	67,590,856
Elmu Group [Member]
Disclosure of detailed information about financial instruments [line items]
Total		1		1
Marvis Inc [Member]
Disclosure of detailed information about financial instruments [line items]
Total		450,840		447,040	107,019
Quantgold Data Group Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[4]	126,879,000			30,118,213
Unlisted equity securities [Member]
Disclosure of detailed information about financial instruments [line items]
Total		RM 418,991,139		RM 123,581,890	$ 99,459,049

[1]	In December 2024, the Company acquired 700,000 ordinary shares in Founder Group Limited, an entity listed on Nasdaq Stock Exchange. During the financial period, the Company disposed 501,995 ordinary shares.
[2]	In October 2023, the Company received a total of 800,000 ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered. On March 7, 2025, Sagtec Global Limited was successfully listed in Nasdaq Capital Market. As a result, the investment was reclassified from unquoted security to a quoted security, and the Company subsequently revalued the shares to reflect the market price. At the same day, the Company acquired a total of 529,200 of ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered valued at US$ 2,116,800. On April 28, 2025, the Company disposed 529,200 shares to Sagtec Global Limited for US$1.59 million and have a loss on disposal of US$527 thousand.
[3]	In December 2024, the Company acquired approximately 13.53% equity interest (representing 8,118,827 ordinary shares) in Reveillon Group Limited, a company incorporated in the British Virgin Islands, for a consideration of US$24,356,481.
[4]	On June 26, 2025, the Company acquired approximately 20% of ownership interest in Quantgold Data Group Limited, an entity incorporated in British Virgin Islands, valued at US$ 30,000,000, through a share swap agreement.